SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue on the remaining performance obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	[1]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 1,237,724	¥ 8,616,784	¥ 11,244,114	[1]	¥ 11,534,808
Post-origination Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		757,783	1,173,108
Revenue on the remaining performance obligations		787,100	1,196,100
Account management service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		2,016,678	1,806,732
Revenue on the remaining performance obligations		¥ 919,700	¥ 1,461,300
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Post-origination Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized			53.00%
Revenue on the remaining performance obligation, Period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Account management service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized			91.00%
Revenue on the remaining performance obligation, Period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Post-origination Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized		67.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Account management service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized		98.00%

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.